Disclosure of detailed information about cost of sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Cost of sales	$ 125,645	$ 143
Royalty interests [Member]
Statement [Line Items]
Cost of sales	286	143
Stream interests [Member]
Statement [Line Items]
Cost of sales	7,385	0
Offtake interests [Member]
Statement [Line Items]
Cost of sales	$ 117,974	$ 0